UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _____________ to _____________.

Date of Report (Date of earliest event reported):  _____________

Commission File Number of securitizer:  _____________

Central Index Key Number of securitizer:  _____________

(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1):  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i):  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii):  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of securitizer:  0001850564

Golub Capital Partners ABS Funding 2025-1
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable):  ___________

Central Index Key Number of underwriter (if applicable):  ___________

Joseph LaBaw – (980) 231-5341
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION
N/A
PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
See Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated November 19, 2025, of Deloitte & Touche LLP, attached as Exhibit 99.1 to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 19, 2025	GCP HS FUND (Securitizer)

	By:	GC Investment Management LLC, its Manager

	By:	/s/ Maria-Elena Maheu
Name: Maria-Elena Maheu
Title: Authorized Signatory

EXHIBIT INDEX
Exhibit Number	Description
Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated November 19, 2025, of Deloitte & Touche LLP.